October 8, 2001
Martin Capital U.S. Opportunity Fund Semi-Annual Report

Dear Fellow Shareholders,

After a strong second quarter rebound, the third quarter proved to be much worse than anticipated. July and August saw declines as the stock market chose to see the economic glass as half empty when, in fact, economic conditions were improving in many areas. For example, the National Association of Purchasing Manager's August report showed expansion in production and new orders for the first time in over a year. However, the Federal Reserve Board's negative statements and the media's preoccupation with unemployment, a lagging indicator which often has its worst numbers more than a year after a recession is over, influenced the stock market more than nascent signs of economic improvement. As September began, the stock market appeared to be testing the April lows and showed signs of starting to look at the economic glass as half full in anticipation of improving economic growth by the end of the year. Then the September 11th terrorist attacks precipitated the worst week for the stock market in more than sixty years.

Although the post September 11th decline was gut wrenching, the extreme technical conditions it produced, along with a much greater economic stimulus than previously planned, may actually result in a stronger economy and stock market next year than may have occurred otherwise. As the stock market begins to look beyond the short-term negative impact of the terrorist attacks, we believe the market should rally in anticipation of better economic conditions next year. The Fund's portfolio remains positioned to take advantage of better economic performance through it's holdings growth companies, especially in the beaten down technology sector. These growth companies appear to be coming out of the past year's economic malaise better positioned against their competition than they were a year ago.

Different investment styles will normally go through cycles of outperformance and underperformance. The last several years have been very unusual in the extreme variations of market performance. From 1998 to 2000, growth stocks ran up great returns while value stocks languished. Just how poorly value stocks performed is shown in the June 1998 to March 2000 52% drop in the price of Berkshire Hathaway, which is managed by one of the greatest value managers, Warren Buffet. During the same period, growth portfolios had exceptional performance. The performance statistics have been reversed for the past year and a half, due largely to the severe slowdown in economic growth. Fortunately, the positive underlying fundamentals for above average economic growth (such as the high productivity and investment potential of U.S. baby-boomer demographics, global business competition and opportunity, and the infrastructure for productivity enhancing technological advances) are still in place. As economic activity rebounds, we believe the growth companies in the Fund should rebound as well.

Economic Outlook



The terrorist attacks of September 11 created a watershed in the direction of the U.S. economy. Prior to that date, we had been experiencing an economic slowdown that was largely confined to the manufacturing sector and cuts in business spending. Consumer spending, which makes up two-thirds of our economy, had remained relatively strong and had kept us out of a recession. After September 11, we have been faced with declines in the service sector, particularly related to travel. Airlines, hotels, rental car companies, etc. have been hit in the aftermath of the attacks, resulting in large numbers of job cuts.

It is clear that the economy will suffer temporarily because of the terrorist attacks. At the same time, the Federal government plans to pump more than a hundred billion dollars into the economy for rebuilding and in an effort to avoid a deep recession. With the lowest short interest rates in nearly 40 years and the injection of huge amounts of liquidity into the banking system, the Fed's loose monetary policy will have a big positive impact on the economy. We may well see the government's fiscal policy help even more with a tax cut. Added together, these positive forces all point to a "V-shaped" recovery next year. What remains uncertain is how bad the economic contraction will be before the recovery begins. It appeared that the manufacturing sector was at the bottom or starting to recover at the time of the attacks. Economic recovery will largely depend on the answers to a number of difficult questions. For example, will we experience more attacks? The people of the United States will adjust to the threat over time and as the adjustment in attitude and patterns of living take place, the economy will return to an even keel. Though the efforts to root out terrorism around the world will take years to complete, stability will return to our economy and society within a far shorter span of time. This country has fought wars in the past against far more daunting enemies and emerged with a strong spirit and economy.


Sincerely,



Paul B. Martin, Jr.
Portfolio Manager









For a prospectus and more information, including charges and expenses, call toll free 1-800-336-9757. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc, 431 N. Pennsylvania St., Indianapolis, IN 46204

Member NASD, SIPC












                                                 Average Annual Return
                      3 months  6 months           Since Inception
                        2001     2001    1 Year   (April 30, 1999)
                        ----     ----             ----------------
                                        ---------
                                        ---------
The Fund                -42.26% -35.17%  -66.52%       -25.79%

S&P 500 Index           -14.67%  -9.68%  -26.61%       -6.96%

NASDAQ 100 Index        -36.15% -25.72%  -50.09%       -20.88%


            The Fund $4,738   S&P 500 $8,344   NASDAQ 100 $5,450
  4/30/99           9,870.00    10,387.25       9,954.98
  6/30/99          10,560.00    10,704.73      10,703.42
  9/30/99          10,450.00    10,036.91      11,222.87
 12/31/99          14,630.00    11,529.49      17,171.79
  3/31/00          16,190.00    11,793.54      20,502.33
  6/30/00          15,530.00    11,480.30      17,547.96
  9/30/00          14,150.00    11,369.02      16,648.43
 12/31/00           9,656.51    10,480.08      10,919.34
  3/31/01           7,307.90     9,238.11       7,337.24
  6/30/01           8,205.01     9,778.34       8,536.42
  9/30/01           4,737.54     8,343.87       5,450.38



      This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index and the NASDAQ 100 Index on April 30, 1999 (commencement of operations) and held through September 30, 2001. The S&P 500 Index and the NASDAQ 100 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Martin Capital U.S. Opportunity Fund portfolio. Individuals cannot invest directly in these Indices. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Martin Capital U.S. Opportunity Fund, please call 1-888-336-9757 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus.
      Please read the prospectus carefully before you invest or send money.

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2001
(Unaudited)

Common Stocks - 111.9%                              Shares               Value

Aerospace & Defense - 1.7%
Honeywell International, Inc.                         1,500            $ 39,600
                                                                   ------------


Computer Communication Equipment - 1.6%
Cisco Systems, Inc. (a)                               3,000              36,540
                                                                   ------------


Computer Peripheral Equipment, NEC - 2.9%
Cirrus Logic, Inc. (a)                                4,000               29,680
Crossroads Systems, Inc. (a)                          6,000               19,800
RSA Securities,  Inc. (a)                             1,500               20,190
                                                                    ------------

                                                                          69,670
                                                                    ------------

Computer Services & Software - 3.2%
Electronic Arts, Inc. (a)                             1,000               45,670
Rational Software, Inc. (a)                           2,000               17,320
Vignette Corp. (a)                                    3,600               12,744
                                                                    ------------

                                                                          75,734
                                                                    ------------

Computer Storage & Devices - 2.2%
EMC Corp. (a)                                         1,800               21,150
Sandisk Corp.  (a)                                    3,000               29,580
                                                                    ------------

                                                                          50,730
                                                                    ------------

Computers & Office Equipment - 3.7%
Gateway, Inc. (a)                                     3,000               16,350
Micron Technology, Inc. (a)                           1,700               32,011
National Instruments Corp. (a)                        1,500               39,255
                                                                    ------------
                                                                          87,616
                                                                    ------------

Crude Petroleum & Natural Gas - 1.2%
Enron Corp.                                           1,000               27,230
                                                                    ------------

Electrical Industrial Apparatus - 1.3%
American Power Conversion Corp. (a)                   2,700               31,536
                                                                    ------------


Electrical Work - 1.5%
Quanta Services, Inc. (a)                              2,500             35,625
                                                                    ------------


Electromedical & Electrotherapeutic Apparatus - 2.8%
Medtronic, Inc.                                        1,500             65,250
                                                                    ------------


Electronic Computers - 3.9%
Dell Computer Corp. (a)                                5,000             92,650
                                                                    ------------


Electronic Instruments - 1.5%
Texas Instruments, Inc.                               1,400              34,972
                                                                    ------------


Equipment - 2.4%
Lam Research Corp. (a)                                3,400              57,630

                                                                    ------------


Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2001
(Unaudited)

Common Stocks - 111.9% - continued                  Shares               Value

Finance Services - 1.8%
American Express Co.                                  1,500            $ 43,590
                                                                    ------------


General Industrial Machinery & Equipment - 2.9%
Tyco International, Inc.                              1,500              68,250
                                                                    ------------


Glass, Glassware, Pressed or Blown - 0.8%
Corning, Inc.                                         2,000              17,640
                                                                    ------------

Grocery Stores - 2.7%
Whole Foods Market, Inc. (a)                          2,000              62,820
                                                                    ------------

Hotels & Motels - 1.6%
Four Seasons Hotels, Inc.                             1,000               37,470
                                                                    ------------


Instruments for Measuring & Testing of  Electricity
      & Electrical Signals - 1.2%
Agilent Technologies, Inc. (a)                        1,500              29,325
                                                                    ------------

National Commercial Banks - 2.6%
Citigroup, Inc.                                       1,500              60,750
                                                                    ------------

Operative Builders - 1.4%
Centex Corp.                                          1,000               33,730
                                                                    ------------


Pharmaceutical Preparations - 6.7%
Lilly (Eli) & Co.                                       700               56,490
Merck & Co., Inc.                                       700               46,620
Pfizer, Inc.                                          1,400               56,140
                                                                    ------------

                                                                         159,250
                                                                    ------------

Photgraphing & Imaging - 1.6%
Dupont Photomask, Inc. (a)                            1,400               38,892
                                                                    ------------


Radio & TV Broadcasting & Communication Equipment - 3.7%
QUALCOMM, Inc. (a)                                    1,100               52,294
Motorola, Inc.                                        2,300               35,880
                                                                    ------------
                                                                          88,174
                                                                    ------------

Real Estate Investment Trusts - 0.9%
Starwood Hotels & Resorts Worldwide, Inc.             1,000               22,000
                                                                    ------------

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2001
(Unaudited)

Common Stocks 111.9 %  - continued                  Shares               Value

Restaurants - 1.9%
Starbucks Corp. (a)                                   3,000             $ 44,820
                                                                    ------------


Retail-Lumber & Other Building Materials Dealers - 2.1%
Home Depot, Inc.                                      1,300               49,881
                                                                    ------------


Security Brokers, Dealers & Flotation Companies - 9.5%
Bear Stearns Cos., Inc.                               1,000               50,010
E*Trade Group, Inc. (a)                               5,000               30,250
Knight Trading Group, Inc. (a)                        5,000               38,550
Schwab (Charles) Corp.                                2,600               29,900
Southwest Securities Group, Inc.                      3,025               51,970
TD Waterhouse Group, Inc. (a)                         4,000               24,560
                                                                    ------------

                                                                         225,240
                                                                    ------------

Semiconductors - 9.9%
Advanced Micro Devices, Inc. (a)                      4,200               34,230
Altera Corp. (a)                                      2,000               32,760
Intel Corp.                                           1,600               32,704
JDS Uniphase Corp. (a)                                5,000               31,600
LSI Logic Corp. (a)                                   2,500               29,375
National Semiconduct Corp. (a)                        1,500               33,000
Silicon Laboratories, Inc. (a)                        3,000               41,370
                                                                    ------------

                                                                         235,039
                                                                    ------------

Netsolve, Inc. (a)                                    7,000               80,150
Sun Microsystems, Inc. (a)                            2,600               21,502
                                                                    ------------

                                                                         101,652
                                                                    ------------

Services - Computer Programming Services - 5.0%
AOL Time Warner, Inc. (a)                             1,450               47,995
Advent Software, Inc. (a)                             1,500               56,475
BEA Systems, Inc. (a)                                 1,000                9,590
Perficient, Inc. (a)                                  4,000                4,800
                                                                    ------------

                                                                         118,860
                                                                    ------------

Services - Prepackaged Software - 10.8%
Computer Associates Internation, Inc.                 2,000               51,480
Cadence Design Systems, Inc. (a)                      3,000               49,950
Microsoft Corp. (a)                                     900               46,053
Oracle Corp. (a)                                      4,700               59,126
Symantec Corp.                                        1,000               34,670
Veritas Software Corp. (a)                              800               14,752
                                                                    ------------

                                                                         256,031
                                                                    ------------

Specialty - 1.8%
Tiffany & Co.                                         2,000               43,300
                                                                    ------------


Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2001
(Unaudited)

Common Stocks - 111.9% - continued                  Shares               Value

Specialty - Industry Machinery - 1.6%
Applied Materials, Inc. (a)                           1,300             $ 36,972
                                                                    ------------

Telephone & Telegraph Apparatus - 0.7%
Nortel Networks Corp.                                 3,000               16,830
                                                                    ------------

Telephone Communications (No Radio Telephone) - 2.2%
Exodus Communications, Inc. (a)
Global Crossing LTD (a)                               3,000                5,400
Lucent Technologies, Inc.                             3,000               17,190
Qwest Communications International, Inc. (a)          1,800               30,060
                                                                    ------------

                                                                          52,650
                                                                    ------------

Wholesale - Computer & Peripheral Equipment & Software - 3.2%
Tech Data Corp. (a)                                   2,000               75,800
                                                                    ------------


Wireless Communication Services - 1.1%
Sprint PCS Group (a)                                  1,000               26,290
                                                                      ----------


TOTAL COMMON STOCKS (Cost $ 4,967,791)                                 2,650,039
                                                                    ------------


Unit Investment Trust - 2.3%
Biotech HOLDRs Trust,  (Cost $61,392)                            500      55,475
                                                                    ------------


                                                   Principal
                                                    Value                Value
Money Market Securities - 0.8%
Huntington Money Fund - Investment A, 2.24%,
  (Cost $19,309)                                    $19,309             $ 19,309
                                                                    ------------


TOTAL INVESTMENTS - 115.0%  (Cost $ 5,048,492)                        2,724,823
Other assets less liabilities - (15.0)%                                (355,465)
                                                                    ------------

TOTAL NET ASSETS -100%                                               $ 2,369,358
                                                                    ============


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2001.

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2001
(Unaudited)

Written Put Options
                                                 Shares Subject
Index Funds / Expiration Date @ Exercise Price     to Put                Value
----------------------------------------------
                                                  ----------        ------------

NASDAQ 100 Trust Unit /                               1                $ 99,850
   December 2001 @ 25
NASDAQ 100 Trust Unit /                               1                  99,850
   December 2001 @ 27
S&P 500 Index /                                       2                 110,620
                                                                    ------------

   December 2001 @ 16
Totals (Premiums received $214,014)                                   $ 310,320
                                                                    ============

Martin Capital U.S. Opportunity Fund                       September 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $5,048,492)                     $ 2,724,823
Cash                                                                 4,068
Dividends receivable                                                 1,451
Interest receivable                                                     71
Receivable for fund shares sold                                        637
                                                           ----------------
   Total assets                                                  2,731,050

Liabilities
Put options written (premium received $214,014)                    310,320
Accrued investment advisory fee payable                              3,233
Payable for fund shares purchased                                   48,139
                                                           ----------------
   Total liabilities                                               361,692
                                                           ----------------

Net Assets                                                     $ 2,369,358
                                                           ================


Net Assets consist of:
Paid in capital                                                  6,504,294
Accumulated net investment income  (loss)                          (17,119)
Accumulated undistributed net realized gain (loss) on investment(1,697,842)
Net unrealized appreciation (depreciation) on investments       (2,419,975)
                                                           ----------------

Net Assets, for 504,301 shares                                 $ 2,369,358
                                                           ================


Net Asset Value
Offering price and redemption price per share
   ($2,369,358,121/504,301)                                   $ 4.70
                                                           ================

Martin Capital U.S. Opportunity Fund
Statement of Operations
September 30, 2001
(Unaudited)

Investment Income
Dividend income                                          $ 6,251
Interest income                                            1,513
                                                       ----------
Total Income                                               7,764
                                                       ----------


Expenses
Investment advisory fee                                 $ 24,883
Trustees' fees                                               578
                                                       ----------
Total expenses before reimbursement                       25,461
Reimbursed expenses                                         (578)
                                                       ----------
Total operating expenses                                  24,883
                                                       ----------
Net Investment Income (Loss)                             (17,119)
                                                       ----------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investment securities                                 (372,780)
  Option securities                                     (164,765)
Change in net unrealized appreciation (depreciation)
  Investment securities                                 (720,887)
  Option securities                                      (96,306)
                                                       ----------
Net realized & unrealized gain (loss) on investment
 securities & option securities                        (1,354,738)
                                                       ----------

Net increase (decrease) in net assets resulting
  from operations                                     $(1,371,857)
                                                       ==========

Martin Capital U.S. Opportunity Fund
Statement of Changes in Net Assets
(Unaudited)
                                                     Period ended
                                                    Sept. 30, 2001 Year ended
                                                   (Unaudited)    March 31, 2001
                                                     ------------   ------------
Increase (Decrease) in Net Assets
From Operations
   Net investment gain (loss)                          $ (17,119)     $ (33,027)
   Net realized gain (loss) on:
        Investment securities                           (372,780)      (760,157)
        Option securities                               (164,765)      (368,790)
   Change in net unrealized appreciation
       (depreciation) on:
        Investment securities                           (720,887)    (2,582,912)
        Option securities                                (96,306)       (67,208)
                                                     ------------   ------------
   Net increase (decrease) in net assets
     resulting from                                   (1,371,857)    (3,812,094)
                                                     ------------   ------------
Distribution to Shareholders
   From net investment income                                  0              0
   From net realized gain                                      0        (31,359)
                                                     ------------   ------------
   Total distributions                                         0        (31,359)
                                                     ------------   ------------
Share Transactions
   Net proceeds from sale of shares                      243,490      4,498,795
   Shares issued in reinvestment of distributions              0         31,359
   Shares redeemed                                      (304,396)      (597,815)
                                                     ------------   ------------
   Net increase (decrease) in net assets resulting
      from share transactions                            (60,906)     3,932,339
                                                     ------------   ------------
                                                     ------------   ------------
Total Increase (Decrease) in Net Assets               (1,432,763)        88,886
                                                     ------------   ------------

Net Assets
   Beginning of period                                 3,802,121      3,713,235
                                                     ------------   ------------
   End of period [including accumulated undistributed
      net investment loss of
      ($17,119) and $33,027, respectively              $2,369,358    $ 3,802,121
                                                     ============   ============


Capital Shares Transactions
   Shares sold                                             33,776        344,971
   Shares issued in reinvestment of distributions         (53,558)         3,527
   Shares repurchased                                          0        (53,828)
                                                     ------------   ------------

   Net increase (decrease) from capital tranactions       (19,782)       294,670
                                                     ============   ============

Martin Capital U.S. Opportunity Fund
Financial Highlights
(Unaudited)

                                  Period Ended
                                   Sept. 30, 2001  Year ended       Year ended
                                    (Unaudited)    March 31,          March 31,
                                                     2001               2000
                                   ------------    ------------     ------------
Selected Per Share Data
Net asset value, beginning of period    $ 7.25         $ 16.19          $ 10.00
                                   ------------    ------------     ------------
Income from investment operations
   Net investment income (loss)          (0.06)          (0.08)           (0.04)
   Net realized and unrealized
    gain (loss)                        (2.49)          (8.79)            6.23
                                   ------------    ------------     ------------
Total from investment operations         (2.55)          (8.87)            6.19
                                   ------------    ------------     ------------
Less distributions
   From net investment income             0.00            0.00             0.00
   From net realized gain (loss)          0.00           (0.07)            0.00
                                                                    ------------
                                   ------------    ------------     ------------
Total distributions                       0.00           (0.07)            0.00
                                   ------------    ------------     ------------

Net asset value, end of period          $ 4.70          $ 7.25          $ 16.19
                                   ============    ============     ============

Total Return (a)                        (35.17)%        (54.86)%         61.90%

Ratios and Supplemental Data
Net assets, end of period (000)         $2,369          $3,802           $3,713
Ratio of expenses to average net assets  1.25% (b)       1.25%            1.25%
Ratio of expenses to average net assets
   before reimbursement                  1.28% (b)       1.27%            1.37%
Ratio of net investment income (loss) to
   average net assets                    (0.86)(b)       (0.67)%        (0.35)%
Ratio of net investment income (loss) to
   average net assets before reimbursemen(0.89)(b)       (0.69)%        (0.47)%
Portfolio turnover rate                 12.39%          69.95%            0.35%

(a) For periods of less than a full year, the total return is not annualized.
(b) Annualized

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)




NOTE 1.  ORGANIZATION

The Martin Capital U.S. Opportunity Fund (the "Fund") was organized as a series of the AmeriPrime Funds, (the "Trust") on August 14, 1998 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995, (the "Trust Agreement"). The investment advisor to the Fund is Martin Capital Advisors, L.L.P. (the "Advisor"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment objective of the Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity by guidelines adopted and subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued based on prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available form a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

 . Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.


                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2001


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing - When the Fund writes an option; an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written

The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premiums are added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of options, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practices and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Advisor is Martin Capital Advisors, L.L.P. (the "Advisor") to manage the Fund's investments. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, fees and expenses of the non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund's expenses, except those specified above. For the period ended September 30, 2001, the Advisor earned fees of $24,883 from the Fund. The Advisor has contractually agreed to reimburse expenses to maintain the Fund's total operating expense ratio at 1.25% of net assets through March 1, 2003. For the period ended September 30, 2001, the Advisor reimbursed expenses of $578 for the Fund.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc. to act as the principal distributor of the Fund's shares. There were no payments made to the distributor during the fiscal year ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.



                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)


NOTE 4.  INVESTMENTS

For the period ended September 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $531,913 and $980,337, respectively. As of September 30, 2001, the unrealized appreciation for all securities totaled $83,766 and the unrealized depreciation for all securities totaled $2,407,435 for a net unrealized depreciation of $2,419,975. The aggregate cost of securities for federal income tax purposes at September 30, 2001 was $5,048,492.

NOTE 5.  ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6.  CALL OPTIONS WRITTEN

Transactions in options written by the Fund during the period ended September 30, 2001 were as follows:

                                               Number of    Premiums
                                               Contracts    Received
 Options outstanding at March 31, 2001                      $502,382
                                                   7
 Options written
                                                  17        161,870
 Options terminated in closing purchase
 transactions                                    (12)     (437,216)

 Options
 exercised                                        (8)     (13,022)
                                                          0
 Options outstanding at September 30,
 2001                                         4           214,014

                      Martin Capital U.S. Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2001


 NOTE 7. RELATED PARTY TRANSACTIONS


The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2001, National Investor Services owned of record in aggregate more than 62% of the Fund.

Shepherd Values Growth Fund
Schedule of Investments - September 30, 2001 (Unaudited)

                                          Principal
                                          Amount
Money Market Securities - 5.2%
Huntington Money Market Fund - Investment A
  2.24% (b) (Cost $54,425)                 54,425         $    54,425
                                                           -----------


TOTAL INVESTMENTS - 5.2% (Cost $54,425)                        54,425
                                                           -----------

Other assets less liabilities - 94.8%                         990,437
                                                           -----------

Total Net Assets - 100.0%                                 $ 1,044,862
                                                           ===========



(a) Non-Income Producing.
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2001.

Shepherd Values Growth Fund                                September 30, 2001
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $54,425)                  $       54,425
Cash                                                          1,019,481
Dividends receivable                                                677
Interest receivable                                                 145
                                                           -------------
   Total assets                                               1,074,728

Liabilities
Payable for fund shares purchased                        $       22,854
Accrued investment advisory fee                                   7,012
                                                           -------------
   Total liabilities                                             29,866
                                                           -------------

Net Assets                                                  $ 1,044,862
                                                           =============

Net Assets consist of:
Paid in capital                                               1,635,134
Accumulated net investment income (loss)                         (7,629)
Accumulated net realized gain (loss) on investments            (582,643)
Net unrealized appreciation (depreciation) on investments             -
                                                           -------------

Net Assets, for 142,862 shares                              $ 1,044,862
                                                           =============

Net Asset Value and
  redemption price per share ( $1,044,862/142,862)               $ 7.31
                                                           =============

Maximum offering price per share (100 / 96.50 of $7.31)          $ 7.58
                                                           =============

Shepherd Values Growth Fund                                  September 30, 2001
Statement of Operations (Unaudited)

Investment Income
Dividend income                                                  $ 4,350
Interest income                                                    1,207
                                                               ----------
Total Income                                                       5,557


Expenses
Investment advisory fee                                           13,186
                                                               ----------
Total operating expenses                                          13,186
                                                               ----------

Net Investment Loss                                               (7,629)
                                                               ----------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities               (582,643)
Change in net unrealized appreciation (depreciation)
   on investment securities                                      378,327
                                                               ----------
Net realized & unrealized gain (loss) on investment securities  (204,316)
                                                               ----------

Net increase (decrease) in net assets
resulting from operations                                     $ (211,945)
                                                               ==========

Shepherd Values Growth Fund
Statement of Changes in Net Assets

                                                     Six Months ended     Year ended
                                                        September 30,2001  March 31,
                                                       (Unaudited)           2001
                                                       -------------    -------------

Increase (Decrease) in Net Assets
Operations
   Net investment loss                                     $ (7,629)       $ (11,702)
   Net realized gain (loss) on investment securities       (582,643)        (105,615)
   Change in net unrealized appreciation (depreciation)     378,327         (378,327)
                                                       -------------    -------------

   Net increase (decrease) in net assets
     resulting from operations                             (211,945)        (495,644)
                                                       -------------    -------------
Distributions to shareholders
   From net investment income                                     -           (6,793)
   From net realized gain                                         -                -
                                                       -------------    -------------
   Total distributions                                            -           (6,793)
                                                       -------------    -------------
Share Transactions
   Net proceeds from sale of shares                         623,182          753,849
   Shares issued in reinvestment of dividends                     -            6,648
   Shares redeemed                                         (630,322)        (206,918)
                                                       -------------    -------------
Net increase in net assets resulting
   from share transactions                                   (7,140)         553,579
                                                       -------------    -------------

   Total increase (decrease) in net assets                 (219,085)          51,142
                                                       -------------    -------------

Net Assets
   Beginning of period                                    1,263,947        1,212,805
                                                       -------------    -------------
   End of period                                        $ 1,044,862      $ 1,263,947
                                                       =============    =============

Capital Share Transactions:
Shares sold                                                  74,308           66,980
Shares issued on reinvestment
  of dividends                                              (82,421)             628
Shares repurchased                                                           (19,304)
                                                       -------------    -------------
Net increase (decrease) from
  capital share transactions                                 (8,113)          48,304
                                                       =============    =============

Shepherd Values Growth Fund
Financial Highlights
                                                 Six months          Year           For the
                                                    ended           ended         period ended
                                               September 30, 2001 March 31,        March 31,
                                                (Unaudited)         2001            2000 (b)
                                               ---------------  --------------   --------------
Selected Per Share Data
Net asset value, beginning of period                   $ 8.37         $ 11.81          $ 10.00
                                               ---------------  --------------   --------------
Income from investment operations
   Net investment income (loss)                         (0.04)          (0.08)               -
   Net realized and unrealized gain (loss)              (1.02)          (3.41)            1.81
                                               ---------------  --------------   --------------
Total from investment operations                        (1.06)          (3.49)            1.81
                                               ---------------  --------------   --------------
Less distributions
   From net investment income                               -            0.05                -
   From net realized gain                                   -            0.00                -
                                                                --------------   --------------
Total Distributions                                         -            0.05                -
Net asset value, end of period                         $ 7.31          $ 8.37          $ 11.81
                                               ===============  ==============   ==============

Total Return (b)                                       (12.66)%        (28.79)%         18.10%

Ratios and Supplemental Data
Net assets, end of period (000)                       $ 1,045         $ 1,264          $ 1,213
Ratio of expenses to average net assets                 1.75% (a)       1.75% (a)        1.03% (b)
Ratio of expenses to average net assets
   before reimbursement                                 1.75% (a)       1.86% (a)        7.32% (b)
Ratio of net investment income to
   average net assets                                   (1.01)(a)       (0.77)(a)        0.02% (b)
Ratio of net investment income to
   average net assets before reimbursement              (1.01)(a)       (0.88)(a)        (6.28)(b)
Portfolio turnover rate                               101.02%         135.22%          175.06%

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

                           Shepherd Values Growth Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

    The Shepherd Growth Fund (the "Fund") was organized as diversified series of the AmeriPrime Funds (the "Trust") on February 2, 1999 and commenced operations on April 13, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The investment objective of Fund is long-term capital appreciation while maintaining minimal exposure to general equity market risk, The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

    Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.




                           Shepherd Values Growth Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Adviser.
     -----------
    The investment adviser to the Fund is Shepherd Advisory Services, Inc., 2505 21st Ave. South, Suite 204, Nashville, Tennessee 37212 ("Shepherd"). Shepherd is a wholly owned subsidiary of Shepherd Financial Services, Inc., a financial services company.

    Under the terms of the management agreement (the "Agreement"), Shepherd manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay Shepherd a fee based on average daily net assets, computed and accrued daily and paid monthly at the rate of 1.75% of the average daily net assets. For the period April 1, 2001 to September 30, 2001, the Adviser received a fee of $13,186 from the Fund.

The Sub-Advisors
Cornerstone Capital Management, Inc, 102 South Tejon, Suite 430, Colorado Springs, CO 80903 ("Cornerstone") is the sub-advisor to the Growth Fund. Cornerstone is a wholly owned subsidiary of The National Capital Companies, LLC. Darrl T. Uselton, a director of Cornerstone, is the controlling shareholder of The National Capital Companies.

     Subject always to the control of the Board, the Sub-Adviser, at its expense, furnishes continuously an investment program for the Fund. The Sub-Adviser must use its best judgments to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Fund's Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Fund's Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the Sub-Advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

    The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services Inc., to manage the Fund's business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The administrator receives a monthly fee from Shepherd an amount equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month).




                           Shepherd Values Growth Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

20 per shareholder (subject to a minimum monthly fee of $750). For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, and 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

NOTE 5.  INVESTMENTS
      For the six months ended September 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $972,427 and $1,758,734, respectively. The gross unrealized appreciation for all securities totaled $0 and the gross unrealized depreciation for all securities totaled $0 for a net unrealized appreciation of $0. The aggregate cost of securities for federal income tax purposes at September 30, 2001 was $54,425.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                     COLUMBIA PARTNERS
                       Equity Fund

Dear Fellow Shareholders:


As we approached the end of summer 2001, it was our belief that the actions of the Federal Reserve and the Congress to stimulate the economy would successfully restore consumer confidence and economic growth in the United States. The unexpected and tragic events of September 11th inexorably changed this plan and the course of modern history as the lives of many innocent people were destroyed in New York and Washington. The World Trade Center buildings, two great symbols of the American financial landscape, are now smoldering ruins, and, in Washington D.C., our hometown, a badly damaged Pentagon have left horrible scars to remind us of the injustice of this day.

The reaction to this national tragedy in the financial markets was both swift and severe causing unprecedented losses in equity markets in the U.S. and around the world. Suddenly, uncertainty took hold as hope for recovery turned to fear of recession. Bond prices rose and stock prices plummeted as investors shifted to the security of fixed income investments. As it became clear that terrorists had become the enemy of the free world, uncertainty became the enemy of investors. The future direction of the global economy in the aftermath of this attack was now, at best, unpredictable.

While it is easy to say that risk levels have grown, we believe the opposite is true. While people are now more worried about risk than they were recently, lower market prices reflect much of the bad news. In February 2000, when the NASDAQ was trading well above 5000, few investors were worried about risk. Many companies were growing revenues at a rate well over 100%, the economy was at full employment and this virtuous world of tremendous growth without inflation was fueled by productivity improvements made possible by many of these wonderful NASDAQ companies. The NASDAQ is down more than 70% since February 2000 and money market funds are paying 2%.

History has shown that a profitable time to invest in stocks is when fear is abundant. In 1990, the market tumbled after Iraq invaded Kuwait. Investors were very worried and consumers stopped buying. Iraq had the fourth largest army in the world and their soldiers were battle tough after fighting Iran for most of the 1980s. Iraq had chemical and biological weapons and it was believed that they might very well use them. Gas masks were standard issue for our armed forces and Wal-Mart was doing a booming business in them back home. With the benefit of hindsight, the best time to invest was the day before the US invasion.

While timing the bottom in the market is virtually impossible, we believe that most of the negatives are now well known by the market. We are in a recession and this will most likely be one of the worst Christmases ever from a sales and earnings point of view. Unemployment is going up and profit margins are going down.

Technology underperformed in the third quarter and continues to have a rough road. However, some smaller capitalization companies in the port- folio have a unique product or service that will allow them to prosper in a depressed environment. We like our portfolio as much today as we did on June 30th. Profits may be a little lower but many of the companies should be unaffected by the September 11th disaster.

We have been steadfast in our investment approach preferring to tolerate short-term losses on quality companies that we feel will appreciate significantly when the economy recovers. Companies such as Microsoft, Cisco, Merrill Lynch and Disney are part of this strategy unless other issues become more attractive on the basis of quality, valuation and price. The strength and duration of the recovery will determine the extent of the gains that will result. Our belief is that, barring any further major terrorist actions within the borders of our country; the recovery will begin early next year.

The coming weeks and months will be a challenge for the American people, the economy and our financial institutions. As New York mayor Rudy Giuliani recently said "our heart is broken but it's beating stronger than ever." The history of the United States and its people is to fight for our country and our institutions and to prevail. We believe that while the future is yet to be written, we will look back on this period of time as a turning point in American history. With the help of the Federal Reserve, the Congress and strong Presidential leadership, we hope to see a vibrant economy re-emerge by this time next year.

                              Very truly yours,


                              Terence W. Collins
                              President
                              COLUMBIA PARTNERS



For a prospectus and more information, including charges and expenses, call toll free 1-800-441-6978. The prospectus should be read carefully before investing. Past performance does not guarantee future results. he material contains forward-looking statements regarding the intent, beliefs, or current expectations of the author. Such forward-looking statements are not a guarantee of future performance, involve risks and uncertainties, and actual results may differ materially from those statements as a result of various factors. The views expressed are subject to change based on market and other conditions.

Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC The material

Management Discussion of Fund Performance

Since the end of the third quarter on September 30, 2001, the Columbia Partners Equity Fund has advanced sharply. From October 1, 2001, through the close of November 27, 2001, the Fund is up 27.78% versus 10.43% for the benchmark
S&P 500 Index.

The shock of events on September 11th and the reality of the aftermath have settled down in investor's minds and they appear to be anticipating economic recovery in the middle of next year.

We continue to diligently manage the portfolio with investments in companies that we believe will grow in the curren and next year's environment.

Returns for Periods Ending September 30, 2001.

Fund/Index              3rd Quarter     Last 6                        Average Annual Return
                        2001            Months          1 Year        Since Inception
                                                                      (March 31, 1999)

Columbia Partners         -27.71%         -22.47%        -47.24%        -3.94%
   Equity Fund

S&P 500 Index             -14.67%          -9.68%        -26.61%        -6.75%

Russell 2000 Index        -20.79%          -9.47%        -21.21%         1.99%




                        Columbia Partners - $9,043     S&P 500 Index - $8,344          Russell 2000 Index - $10,524

        04/01/99          $10,000                             $10,000                         $10,000
        06/30/99           10,980                              10,705                          11,555
        09/30/99           10,940                              10,037                          10,825
        12/31/99           13,880                              11,530                          12,821
        03/31/00           17,656                              11,794                          13,729
        06/30/00           16,246                              11,480                          13,210
        09/30/00           17,141                              11,369                          13,356
        12/31/00           14,061                              11,480                          12,434
        03/31/01           11,664                               9,238                          11,625
        06/31/01           12,508                               9,778                          13,286
        09/30/01            9,043                               8,344                          10,524


         This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index and the Russell 2000 Index on Arpil 1, 1999 (commencement of operations) and held through September 30, 2001. The S&P 500 Index and the Russell 2000 Index are widely recognized unmanaged indices of equity prices and is representative of a broader market and range of securities than is found in the Columbia Partners Equity Fund portfolio. Individuals cannot invest directly in these Indices. Performance figures reflect the change in value of equity in the Indices, and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Columbia Partners Equity Fund , please call 1-888-696-2733 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Columbia Partners Equity Fund
Schedule of Investments - September 30, 2001 (Unaudited)

Common Stock - 80.8%                                             Shares                        Value

Abrasive Asbestos & Misc. ,
   Nonmetallic Mineral Products - 2.3%
Cabot Microelectronics Corp. (a)                                  6,375                     $ 307,976
                                                                                        ------------------
Air Transportation, Scheduled -  3.0%
Northwest Airlines Corp. - Class A (a)                           35,975                       410,475
                                                                                        ------------------
Aircraft Engines & Engine Parts - 1.0%
United Technologies Corp.                                         2,930                       136,245
                                                                                        ------------------
Bottled & Canned Soft Drinks & Carbonated Waters - 1.5%
Coca-Cola Co.                                                     4,490                        210,356
                                                                                        ------------------
Computer Communications Equipment -  2.1%
Brocade Communications Systems, Inc. (a)                          7,520                        105,506
Cisco Systems, Inc. (a)                                          11,735                        142,932
Juniper Networks, Inc. (a)                                        4,275                         41,467
                                                                                         ------------------
                                                                                               289,905
                                                                                         ------------------
Drilling Oil & Gas Wells - 2.1%
Nabors Industries, Inc. (a)                                      13,835                        290,120
                                                                                         ------------------

Electronic & Other Electrical Equipment
   (No Computer Equipment) - 1.9%
General Electric Co.                                              6,955                        258,726
                                                                                         ------------------
Industrial Inorganic Chemicals - 5.7%
Georgia Gulf Corp.                                                48,095                       772,887
                                                                                         ------------------
Motor Vehicle Parts & Accessories - 2.8%
Gentex Corp. (a)                                                  15,985                        381,882
                                                                                         ------------------
National Commercial Banks - 7.5%
Citigroup, Inc.                                                    7,249                        293,584
Hibernia Corp. - Class A                                          33,650                        550,177
J.P. Morgan Chase & Co.                                            5,052                        172,526
                                                                                        ------------------
                                                                                              1,016,287
                                                                                        ------------------
Oil & Gas Field Machinery & Equipment - 1.8%
Weatherford International, Inc. (a)                                 9,550                       243,620
                                                                                         ------------------

Oil, Gas Field Services - 1.1%
Schlumberger Ltd.                                                   3,240                       148,068
                                                                                         ------------------
Orthopedic, Prosthetic & Surgical Appliances
   & Supplies - 0.1%
Zimmer Holdings, Inc. (a)                                             404                        11,211
                                                                                         ------------------
Pharmaceutical Preparations - 14.9%
American Home Products Corp.                                         4,490                      261,542
Barr Laboratories, Inc. (a)                                          5,110                      403,997
Bristol-Myers Squibb Co.                                             4,040                      224,462

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments - September 30, 2001 (Unaudited)

Common Stocks - 80.8% - continued                                Shares                        Value

Pharmaceutical Preparations - 14.9%- continued
Johnson & Johnson                                                 6,920                      $ 383,368
Pfizer, Inc.                                                      7,535                        302,154
Shire Pharmaceuticals Group Plc. (a) (c)                         11,150                        449,345
                                                                                         ------------------
                                                                                             2,024,868
                                                                                         ------------------
Retail - Lumber & Other Building Materials Dealers - 2.0%
Home Depot, Inc.                                                  7,245                        277,991
                                                                                         ------------------
Retail - Variety Stores - 3.5%
Costco Wholesale Corp. (a)                                        6,210                       220,828
Target Corp.                                                      4,655                       147,796
Wal-Mart Stores, Inc.                                             2,075                       102,712
                                                                                         ------------------
                                                                                              471,336
                                                                                         ------------------
Retail - Women's Clothing Stores - 1.8%
Chico's FAS, Inc. (a)                                            10,405                       245,038
                                                                                         ------------------
Security Brokers, Dealers & Flotation Companies - 1.8%
Merrill Lynch & Co., Inc.                                         5,870                        238,322
                                                                                         ------------------
Semiconductors & Related Devices - 6.6%
Applied Micro Circuits Corp. (a)                                  29,735                        207,848
Broadcom Corp. - Class A (a)                                      11,765                        238,830
Intel Corp.                                                        8,150                        166,586
Micron Technology, Inc. (a)                                       12,015                        226,242
Vitesse Semiconductor Corp. (a)                                    8,330                         64,557
                                                                                        ------------------
                                                                                                904,063
                                                                                        ------------------
Services - Computer Integrated Systems Design - 0.3%
Sonus Networks, Inc. (a)                                           13,670                        41,010
                                                                                        ------------------
Services - Health Services - 2.3%
Orthodontic Centers of America, Inc. (a)                           12,755                       314,411
                                                                                        ------------------
Services - Help Supply Services - 3.0%
Robert Half International, Inc. (a)                                20,420                       408,604
                                                                                         ------------------

Services - Miscellaneous Amusement & Recreation - 3.4%
Alliance Gaming Corp. (a)                                            22,370                    317,654
Walt Disney Co.                                                       8,000                    148,960
                                                                                         ------------------
                                                                                               466,614
                                                                                         ------------------
Services - Prepackaged Software - 6.1%
Foundry Networks, Inc. (a)                                           30,825                     186,491
Microsoft Corp. (a)                                                   4,835                     247,407
Oracle Corp. (a)                                                      9,215                     115,925
Rational Software Corp. (a)                                          16,660                     144,276
Siebel Systems, Inc. (a)                                              4,490                      58,415
VERITAS Software Corp. (a)                                            4,559                      84,068
                                                                                         ------------------
                                                                                                836,582
                                                                                         ------------------
Water Transportation -  2.2%
Trico Marine Services, Inc. (a)                                          50,780                 300,618
                                                                                         ------------------
Total Common Stock (Cost $17,089,507)                                                        11,007,215
                                                                                         ------------------

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Schedule of Investments - September 30, 2001 (Unaudited)


                                                               Principal
                                                                 Value                         Value
Money Market Securities - 19.2%
Huntington Money Fund - Investment A, 2.24%,                   2,609,118                    $ 2,609,118
           (Cost $2,609,118) (b)
                                                                                         ------------------
TOTAL INVESTMENTS (Cost $19,698,625) - 100.0%                                                 13,616,333
                                                                                         ------------------
Liabilities in excess of other assets - (0.00)%                                                   (3,656)
                                                                                         ------------------
Total Net Assets - 100.0%                                                                     $ 13,612,677
                                                                                         ==================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2001.
(c) American Depositary Receipt


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund                                                            September 30, 2001
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $19,698,625)                                                    $ 13,616,333
Cash                                                                                                     92
Dividends receivable                                                                                  6,521
Interest receivable                                                                                   5,007
                                                                                      ----------------------
   Total assets                                                                                  13,627,953
                                                                                      ----------------------
Liabilities
Accrued investment advisory fee                                                                    $ 14,781
Payable for fund shares redeemed                                                                        495
                                                                                      ----------------------
   Total liabilities                                                                                 15,276
                                                                                      ----------------------
Net Assets                                                                                     $ 13,612,677
                                                                                      ======================

Net Assets consist of:
Paid-in capital                                                                                  22,430,002
Undistributed net investment income (loss)                                                          (32,309)
Undistributed net realized gain (loss) on investments                                            (2,702,724)
Net unrealized appreciation (depreciation) on investments                                        (6,082,292)
                                                                                      ----------------------
Net Assets, for 1,870,898 shares                                                               $ 13,612,677
                                                                                      ======================

Net Asset Value

Offering price and redemption price per share ($13,612,677 / 1,870,898)                              $ 7.28
                                                                                      ======================


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Operations for the six months ended September 30, 2001
(Unaudited)

Investment Income:
Dividend income                                                                           $ 46,305
Interest income                                                                             29,370
Miscellaneous income                                                                         2,545
                                                                                        -----------------------
    Total investment income                                                                 78,220
                                                                                        -----------------------
Expenses:
Investment advisory fee                                                                    107,983
Trustees' fees                                                                                 556
                                                                                        -----------------------
     Total expenses before reimbursement                                                   108,539
Reimbursed expenses                                                                           (556)
                                                                                        -----------------------
     Total operating expenses                                                              107,983
                                                                                        -----------------------
Net Investment Income (Loss)                                                               (29,763)
                                                                                        -----------------------

Realized and Unrealized
   Gain (Loss) on Investments:
Net realized gain (loss) on investment securities                                         (644,030)
Net change in net unrealized appreciation (depreciation)
   on investment securities                                                               (3,283,007)
                                                                                           -----------------------
Net realized and unrealized gain (loss) on investments                                    (3,927,037)
                                                                                           -----------------------
Increase (Decrease) in Net Assets from Operations                                        $ (3,956,800)
                                                                                           =======================




See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Statement of Changes in Net Assets

                                                                          For the six
                                                                         months ended              For the year
                                                                      September 30, 2001              ended
Increase in Net Assets                                                    (Unaudited)             March 31, 2001
                                                                      ----------------------     -------------------
Operations
   Net investment income (loss)                                           $ (32,309)                   (74,888)
   Net realized gain (loss) on investment securities                       (644,030)                (1,996,309)
   Change in net unrealized appreciation (depreciation)                  (3,280,462)                (6,580,093)
                                                                      ----------------------     -------------------
   Net increase (decrease) in net assets resulting from operations       (3,956,801)                (8,651,290)
                                                                      ----------------------     -------------------
Distributions to shareholders
   From net investment income                                                     0                           0
   From net realized gain                                                         0                  (3,423,606)
                                                                     ----------------------     -------------------

   Total distributions                                                            0                  (3,423,606)
                                                                     ----------------------     -------------------
Share Transactions
   Net proceeds from sale of shares                                          647,942                  3,590,870
   Shares issued in reinvestment of distributions                                  0                  3,423,460
   Shares redeemed                                                          (141,408)                (1,916,848)
                                                                     ----------------------     -------------------
Net increase (decrease) in net assets resulting
   from share transactions                                                   506,534                  5,097,482
                                                                     ----------------------     -------------------
Total increase (decrease) in net assets                                    (3,450,266)               (6,977,414)
                                                                     ----------------------     -------------------

Net Assets
   Beginning of period                                                     17,062,943                 24,040,357
                                                                      ----------------------     -------------------
   End of period [including accumulated undistributed
      net investment loss of $29,763 and $79,888; respectively]          $ 13,612,677               $ 17,062,943
                                                                     ======================     ===================

Capital Share Transactions
   Shares sold                                                                  67,985                   260,779
   Shares issued in reinvestment of distributions                                    0                   307,037
   Shares repurchased                                                          (15,175)                 (150,284)
                                                                     ----------------------     -------------------

   Net increase  (decrease) from capital transactions                           52,810                   417,532
                                                                     ======================     ===================

See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
Financial Highlights


                                                         For the six                 Year                   Year
                                                        months ended                ended                   ended
                                                     September 30, 2001           March 31,               March 31,
                                                        (Unaudited)                  2001                   2000
                                                   -----------------------     -----------------      ------------------
Selected Per Share Data
Net asset value, beginning of period                        $ 9.39               $ 17.16                 $ 10.00
                                                   -----------------------     -----------------      ------------------
Income from investment operations
   Net investment income (loss)                              (0.02)                (0.05)                  (0.04)
   Net realized and unrealized gain (loss)                   (2.09)                (5.41)                   7.59
                                                   -----------------------     -----------------      ------------------
Total from investment operations                             (2.11)                (5.46)                   7.55
                                                   -----------------------     -----------------      ------------------
Less distributions
   From net investment income                                 0.00                  0.00                    0.00
   From net realized gain                                     0.00                 (2.31)                  (0.39)
                                                   -----------------------     -----------------      ------------------
Total distributions                                           0.00                 (2.31)                  (0.39)
                                                   -----------------------     -----------------      ------------------
Net asset value, end of period                              $ 7.28                $ 9.39                 $ 17.16
                                                   =======================     =================      ==================

Total Return (a)                                            (22.47)%            (33.94)%                   76.56%

Ratios and Supplemental Data
Net assets, end of period (000)                            $13,613              $17,063                  $24,040
Ratio of expenses to average net assets                       1.20% (b)            1.20%                    1.20%
Ratio of expenses to average net assets
   before reimbursement                                       1.21% (b)            1.21%                    1.22%
Ratio of net investment income (loss) to
   average net assets                                        (0.36)%(b)           (0.34)%                  (0.31)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                   (0.37)%(b)           (0.35)%                  (0.34)%
Portfolio turnover rate                                      38.65% (b)           67.93%                  215.08%


(a) For a period of less than a full year, total return is not annualized.
(b) Annualized.


See accompanying notes which are an integral part of the financial statements.

Columbia Partners Equity Fund
                          Notes to Financial Statements
                               September 30, 2001
                                   (Unaudited)

NOTE 1.  ORGANIZATION

Columbia Partners Equity Fund (the "Fund") was organized as a diversified series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995, (the "Trust Agreement"). The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term capital growth. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment advisor to the Fund is Columbia Partners L.L.C. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                         September 30, 2001 - continued
                                   (Unaudited)



NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Columbia Partners, L.L.C. (the Advisor) to manage the Fund's investments. The Advisor was organized in 1995, as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. A team of the Advisor makes the investment decisions for the Fund, which is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the period ended September 30, 2001, the Advisor earned a fee of $107,984 from the Fund. The Advisor has contractually agreed to permanently reimburse fees and expenses of the non-interested person trustees to maintain total operating expenses at 1.20% of net assets. For the period ended September 30, 2001, the Advisor reimbursed fees and expenses of $556.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to Unified Financial Securities, Inc. during the period ended September 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

For the period ended September 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $6,114,811 and $7,041,068, respectively. As of September 30, 2001, the gross unrealized appreciation for all securities totaled $514,502 and the gross unrealized depreciation for all securities totaled $6,599,339 for a net unrealized depreciation of $6,084,837. The aggregate cost of securities for federal income tax purposes at September 30, 2001 was $19,698,625.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                         September 30, 2001 - continued
                                   (Unaudited)


NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.